Shareholder Report	6 Months Ended	83 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Value Line Mid Cap Focused Fund, Inc.
Entity Central Index Key	0000102756
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000193014
Shareholder Report [Line Items]
Fund Name	Value Line Mid Cap Focused Fund, Inc.
Class Name	Institutional
Trading Symbol	VLMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Value Line Mid Cap Focused Fund, Inc. for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.vlfunds.com. You can also request this information by contacting us at 1-800-243-2729 or investorservices@vlfunds.com.
Additional Information Phone Number	1-800-243-2729
Additional Information Email	investorservices@vlfunds.com
Additional Information Website	www.vlfunds.com
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$43	0.84%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the fund perform last six months and what affected its performance?

The Fund's Institutional Class generated a total return of 5.02% during the six months ended June 30, 2024. This compares to the 15.29% return of the Fund’s broad-based regulatory benchmark, the S&P 500 Index, and 6.17% return of the Fund’s secondary benchmark, the S&P Mid Cap 400 Index, during the same semiannual period.

  While the Fund delivered positive absolute returns, it underperformed the S&P 500® Index on a relative basis during the six-month reporting period primarily because mid-cap stocks materially lagged their large-cap counterparts during the reporting period, making the S&P 500® Index, a large-cap index, a difficult benchmark to outpace for this Fund.

  The Fund, given its mid-cap focus, did not own any of the mega-cap stocks i.e., the largest of the large-cap stocks, that drove the two strongest sector of the S&P 500® Index during the reporting period, namely information technology and communication services. Weak individual stock selection in consumer discretionary, health care and financials dampened the Fund’s relative results.

  These detractors were partially offset by effective stock selection in the industrials sector, which contributed positively. Having underweighted allocations to real estate and materials—the two weakest sectors in the S&P 500® Index during the semiannual period—further boosted the Fund’s relative results.

  During the semiannual period, the Fund’s relative results were hurt most by not owning NVIDIA, whose shares rose approximately 150% during the semiannual period. Additionally, holding positions in swimming pool supplies and equipment distributor Pool and provider of critical decision support tools and solutions for the investment community MSCI detracted. Each experienced a double-digit share price decline.

  Among the individual stocks that contributed most positively to the Fund’s relative results were semiconductor-based power electronics solutions developer Monolithic Power Systems and aerospace, defense and electronic related products manufacturer HEICO. Each of these companies enjoyed a robust double-digit share price gain during the semiannual period due to stronger than expected operating performance. The Fund also benefited from not owning electric vehicle maker Tesla, whose shares experienced a double-digit share price decline during the semiannual period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represent past performance and are no guarantee of future performance. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data includes reinvestments of all dividends and distributions but does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Line Graph [Table Text Block]
	Value Line Mid Cap Focused Fund Inc.-Institutional Class	S&P 500® Index	S&P MidCap 400® Index
07/17	$10,000	$10,000	$10,000
08/17	$10,071	$10,139	$10,126
09/17	$10,247	$10,348	$10,523
10/17	$10,488	$10,589	$10,761
11/17	$10,701	$10,914	$11,157
12/17	$10,689	$11,035	$11,181
01/18	$11,274	$11,667	$11,502
02/18	$10,940	$11,237	$10,992
03/18	$10,956	$10,951	$11,094
04/18	$10,851	$10,994	$11,066
05/18	$11,073	$11,258	$11,522
06/18	$11,335	$11,328	$11,571
07/18	$11,875	$11,749	$11,775
08/18	$12,454	$12,132	$12,151
09/18	$12,660	$12,201	$12,018
10/18	$11,697	$11,367	$10,871
11/18	$12,137	$11,599	$11,210
12/18	$11,221	$10,551	$9,942
01/19	$12,081	$11,397	$10,982
02/19	$12,801	$11,763	$11,447
03/19	$13,205	$11,991	$11,382
04/19	$13,703	$12,477	$11,840
05/19	$13,445	$11,684	$10,896
06/19	$14,358	$12,508	$11,729
07/19	$14,499	$12,687	$11,868
08/19	$14,721	$12,486	$11,370
09/19	$14,634	$12,720	$11,718
10/19	$14,639	$12,996	$11,851
11/19	$15,166	$13,467	$12,203
12/19	$15,225	$13,874	$12,546
01/20	$15,772	$13,868	$12,219
02/20	$14,594	$12,727	$11,059
03/20	$12,685	$11,155	$8,820
04/20	$13,500	$12,585	$10,071
05/20	$14,916	$13,184	$10,807
06/20	$14,838	$13,446	$10,943
07/20	$15,808	$14,204	$11,448
08/20	$16,362	$15,225	$11,850
09/20	$15,957	$14,647	$11,465
10/20	$15,802	$14,257	$11,715
11/20	$17,480	$15,818	$13,387
12/20	$18,307	$16,426	$14,260
01/21	$17,365	$16,260	$14,474
02/21	$17,823	$16,709	$15,459
03/21	$18,507	$17,441	$16,181
04/21	$19,603	$18,371	$16,909
05/21	$19,493	$18,500	$16,943
06/21	$19,777	$18,932	$16,769
07/21	$20,447	$19,381	$16,827
08/21	$20,970	$19,971	$17,155
09/21	$19,777	$19,042	$16,474
10/21	$21,021	$20,376	$17,443
11/21	$20,576	$20,235	$16,931
12/21	$22,012	$21,142	$17,791
01/22	$20,319	$20,048	$16,508
02/22	$20,172	$19,447	$16,692
03/22	$20,829	$20,169	$16,923
04/22	$19,486	$18,411	$15,720
05/22	$19,381	$18,444	$15,838
06/22	$18,332	$16,922	$14,314
07/22	$19,829	$18,482	$15,867
08/22	$19,213	$17,728	$15,375
09/22	$17,905	$16,096	$13,962
10/22	$19,367	$17,399	$15,430
11/22	$20,857	$18,371	$16,374
12/22	$19,954	$17,313	$15,467
01/23	$21,229	$18,400	$16,895
02/23	$20,929	$17,951	$16,588
03/23	$21,342	$18,611	$16,056
04/23	$21,259	$18,901	$15,930
05/23	$21,034	$18,983	$15,422
06/23	$22,384	$20,238	$16,835
07/23	$22,504	$20,888	$17,529
08/23	$22,489	$20,555	$17,022
09/23	$21,492	$19,575	$16,128
10/23	$20,719	$19,163	$15,267
11/23	$22,909	$20,914	$16,566
12/23	$24,420	$21,864	$18,010
01/24	$24,555	$22,231	$17,701
02/24	$25,871	$23,418	$18,753
03/24	$26,299	$24,172	$19,802
04/24	$24,675	$23,184	$18,610
05/24	$25,337	$24,334	$19,427
06/24	$25,645	$25,207	$19,120

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 8/14/17
Institutional Class	14.57%	12.30%	14.67%
S&P 500® Index	24.56%	15.05%	14.22%
S&P MidCap 400® Index	13.57%	10.27%	9.88%

Performance Inception Date		Aug. 14, 2017
AssetsNet	$ 1,596,090,398	$ 1,596,090,398
Holdings Count | Holding	40	40
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,596,090,398
# of Portfolio Holdings	40
Portfolio Turnover Rate	3%

Holdings [Text Block]

Asset Allocation (% of Net Assets)

Value	Value
Common Stocks	96.2%
Cash & Other Assets - Net	3.8%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)*

Tyler Technologies, Inc.	5.3%
HEICO Corp.	5.1%
Monolithic Power Systems, Inc.	5.1%
CDW Corp.	5.1%
Waste Connections, Inc.	4.7%
Lennox International, Inc.	4.6%
MSCI, Inc.	4.5%
Gartner, Inc.	4.4%
TransDigm Group, Inc.	4.1%
Fair Isaac Corp.	4.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-243-2729
Updated Prospectus Email Address	investorservices@vlfunds.com
C000020635
Shareholder Report [Line Items]
Fund Name	Value Line Mid Cap Focused Fund, Inc.
Class Name	Investor
Trading Symbol	VLIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Value Line Mid Cap Focused Fund, Inc. for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.vlfunds.com. You can also request this information by contacting us at 1-800-243-2729 or investorservices@vlfunds.com.
Additional Information Phone Number	1-800-243-2729
Additional Information Email	investorservices@vlfunds.com
Additional Information Website	www.vlfunds.com
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$53	1.05%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the fund perform last six months and what affected its performance?

The Fund's Investor Class generated a total return of 4.90% during the six months ended June 30, 2024. This compares to the 15.29% return of the Fund’s broad-based regulatory benchmark, the S&P 500 Index, and 6.17% return of the Fund’s secondary benchmark, the S&P Mid Cap 400 Index, during the same semiannual period.

  While the Fund delivered positive absolute returns, it underperformed the S&P 500® Index on a relative basis during the six-month reporting period primarily because mid-cap stocks materially lagged their large-cap counterparts during the reporting period, making the S&P 500® Index, a large-cap index, a difficult benchmark to outpace for this Fund.

  The Fund, given its mid-cap focus, did not own any of the mega-cap stocks i.e., the largest of the large-cap stocks, that drove the two strongest sector of the S&P 500® Index during the reporting period, namely information technology and communication services. Weak individual stock selection in consumer discretionary, health care and financials dampened the Fund’s relative results.

  These detractors were partially offset by effective stock selection in the industrials sector, which contributed positively. Having underweighted allocations to real estate and materials—the two weakest sectors in the S&P 500® Index during the semiannual period—further boosted the Fund’s relative results.

  During the semiannual period, the Fund’s relative results were hurt most by not owning NVIDIA, whose shares rose approximately 150% during the semiannual period. Additionally, holding positions in swimming pool supplies and equipment distributor Pool and provider of critical decision support tools and solutions for the investment community MSCI detracted. Each experienced a double-digit share price decline.

  Among the individual stocks that contributed most positively to the Fund’s relative results were semiconductor-based power electronics solutions developer Monolithic Power Systems and aerospace, defense and electronic related products manufacturer HEICO. Each of these companies enjoyed a robust double-digit share price gain during the semiannual period due to stronger than expected operating performance. The Fund also benefited from not owning electric vehicle maker Tesla, whose shares experienced a double-digit share price decline during the semiannual period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represent past performance and are no guarantee of future performance. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data includes reinvestments of all dividends and distributions but does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Line Graph [Table Text Block]
	Value Line Mid Cap Focused Fund Inc.-Investor Class	S&P 500® Index	S&P MidCap 400® Index
06/14	$10,000	$10,000	$10,000
07/14	$9,630	$9,862	$9,573
08/14	$10,036	$10,257	$10,059
09/14	$9,794	$10,113	$9,602
10/14	$10,228	$10,360	$9,944
11/14	$10,370	$10,638	$10,128
12/14	$10,360	$10,612	$10,211
01/15	$10,125	$10,293	$10,097
02/15	$10,638	$10,885	$10,614
03/15	$10,723	$10,712	$10,754
04/15	$10,481	$10,815	$10,594
05/15	$10,616	$10,954	$10,782
06/15	$10,659	$10,742	$10,640
07/15	$10,879	$10,967	$10,654
08/15	$10,467	$10,306	$10,060
09/15	$10,132	$10,051	$9,736
10/15	$10,652	$10,898	$10,284
11/15	$10,858	$10,931	$10,423
12/15	$10,666	$10,758	$9,989
01/16	$10,239	$10,225	$9,421
02/16	$10,275	$10,211	$9,554
03/16	$10,979	$10,903	$10,367
04/16	$10,986	$10,946	$10,494
05/16	$11,264	$11,142	$10,737
06/16	$11,470	$11,171	$10,781
07/16	$11,634	$11,583	$11,244
08/16	$11,748	$11,599	$11,300
09/16	$11,676	$11,602	$11,228
10/16	$11,449	$11,390	$10,928
11/16	$11,797	$11,812	$11,802
12/16	$11,833	$12,045	$12,061
01/17	$12,059	$12,274	$12,263
02/17	$12,597	$12,761	$12,585
03/17	$12,626	$12,776	$12,536
04/17	$13,084	$12,907	$12,641
05/17	$13,484	$13,089	$12,579
06/17	$13,266	$13,170	$12,783
07/17	$13,571	$13,441	$12,896
08/17	$13,368	$13,482	$12,698
09/17	$13,593	$13,760	$13,195
10/17	$13,920	$14,082	$13,493
11/17	$14,197	$14,513	$13,989
12/17	$14,181	$14,675	$14,020
01/18	$14,949	$15,515	$14,423
02/18	$14,506	$14,943	$13,784
03/18	$14,520	$14,563	$13,912
04/18	$14,373	$14,619	$13,876
05/18	$14,668	$14,971	$14,448
06/18	$15,008	$15,064	$14,509
07/18	$15,725	$15,624	$14,765
08/18	$16,486	$16,133	$15,237
09/18	$16,760	$16,225	$15,070
10/18	$15,481	$15,116	$13,631
11/18	$16,058	$15,424	$14,057
12/18	$14,850	$14,031	$12,466
01/19	$15,976	$15,156	$13,770
02/19	$16,924	$15,642	$14,354
03/19	$17,461	$15,946	$14,272
04/19	$18,113	$16,592	$14,846
05/19	$17,771	$15,538	$13,663
06/19	$18,968	$16,633	$14,707
07/19	$19,155	$16,872	$14,882
08/19	$19,442	$16,605	$14,257
09/19	$19,318	$16,915	$14,694
10/19	$19,325	$17,282	$14,860
11/19	$20,017	$17,909	$15,302
12/19	$20,092	$18,449	$15,732
01/20	$20,809	$18,442	$15,321
02/20	$19,248	$16,924	$13,867
03/20	$16,726	$14,834	$11,060
04/20	$17,798	$16,735	$12,628
05/20	$19,666	$17,532	$13,552
06/20	$19,556	$17,881	$13,722
07/20	$20,833	$18,889	$14,355
08/20	$21,550	$20,247	$14,859
09/20	$21,014	$19,478	$14,377
10/20	$20,809	$18,960	$14,689
11/20	$23,008	$21,035	$16,786
12/20	$24,101	$21,844	$17,881
01/21	$22,857	$21,623	$18,150
02/21	$23,454	$22,220	$19,384
03/21	$24,348	$23,193	$20,290
04/21	$25,780	$24,431	$21,203
05/21	$25,626	$24,601	$21,245
06/21	$26,001	$25,175	$21,027
07/21	$26,870	$25,773	$21,100
08/21	$27,560	$26,557	$21,511
09/21	$25,984	$25,322	$20,657
10/21	$27,611	$27,096	$21,872
11/21	$27,023	$26,908	$21,230
12/21	$28,893	$28,114	$22,308
01/22	$26,674	$26,659	$20,700
02/22	$26,470	$25,861	$20,930
03/22	$27,330	$26,821	$21,220
04/22	$25,564	$24,483	$19,712
05/22	$25,425	$24,527	$19,860
06/22	$24,038	$22,503	$17,949
07/22	$25,998	$24,578	$19,897
08/22	$25,185	$23,575	$19,279
09/22	$23,464	$21,404	$17,507
10/22	$25,370	$23,137	$19,348
11/22	$27,321	$24,430	$20,532
12/22	$26,131	$23,023	$19,395
01/23	$27,794	$24,469	$21,184
02/23	$27,398	$23,872	$20,801
03/23	$27,932	$24,749	$20,133
04/23	$27,814	$25,135	$19,975
05/23	$27,517	$25,244	$19,338
06/23	$29,278	$26,912	$21,110
07/23	$29,426	$27,777	$21,980
08/23	$29,407	$27,334	$21,345
09/23	$28,100	$26,031	$20,223
10/23	$27,081	$25,484	$19,143
11/23	$29,941	$27,811	$20,772
12/23	$31,909	$29,075	$22,583
01/24	$32,077	$29,563	$22,196
02/24	$33,789	$31,142	$23,514
03/24	$34,344	$32,144	$24,830
04/24	$32,216	$30,831	$23,336
05/24	$33,077	$32,360	$24,360
06/24	$33,473	$33,521	$23,975

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Class	14.33%	12.03%	12.84%
S&P 500® Index	24.56%	15.05%	12.86%
S&P MidCap 400® Index	13.57%	10.27%	9.14%

AssetsNet	$ 1,596,090,398	$ 1,596,090,398
Holdings Count | Holding	40	40
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,596,090,398
# of Portfolio Holdings	40
Portfolio Turnover Rate	3%

Holdings [Text Block]

Asset Allocation (% of Net Assets)

Value	Value
Common Stocks	96.2%
Cash & Other Assets - Net	3.8%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)*

Tyler Technologies, Inc.	5.3%
HEICO Corp.	5.1%
Monolithic Power Systems, Inc.	5.1%
CDW Corp.	5.1%
Waste Connections, Inc.	4.7%
Lennox International, Inc.	4.6%
MSCI, Inc.	4.5%
Gartner, Inc.	4.4%
TransDigm Group, Inc.	4.1%
Fair Isaac Corp.	4.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-243-2729
Updated Prospectus Email Address	investorservices@vlfunds.com